Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Real estate, at cost	$ 18,548,441	$ 14,454,962
Less: accumulated depreciation	(3,096,910)	(2,876,983)
Total real estate	15,451,531	11,577,979
Cash and cash equivalents	2,365,137	1,041,978
Cash held in escrows	57,201	55,181
Investments in securities	16,641	12,172
Tenant and other receivables (net of allowance for doubtful accounts of $1,636 and $1,960, respectively)	59,464	69,555
Related party notes receivable	0	282,491
Interest receivable from related party notes receivable	0	104,816
Accrued rental income (net of allowance of $3,636 and $1,571, respectively)	651,603	598,199
Deferred charges, net	884,450	588,235
Prepaid expenses and other assets	184,477	90,610
Investments in unconsolidated joint ventures	126,084	659,916
Total assets	19,796,588	15,081,132
Liabilities:
Mortgage notes payable	4,449,734	3,102,485
Unsecured senior notes (net of discount of $14,146 and $10,472, respectively)	5,835,854	4,639,528
Unsecured exchangeable senior notes (net of discount of $182 and $1,653, respectively	744,880	1,170,356
Unsecured line of credit	0	0
Mezzanine notes payable	311,040	0
Outside members' notes payable	180,000	0
Accounts payable and accrued expenses	202,470	199,102
Distributions payable	497,242	110,488
Accrued interest payable	167,523	72,461
Other liabilities	578,969	324,613
Total liabilities	12,967,712	9,619,033
Commitments and contingencies	0	0
Noncontrolling interests:
Redeemable interest in property partnerships	99,609	97,558
Redeemable partnership units-666,116 and 995,997 series two preferred units outstanding (874,168 and 1,307,083 common units at redemption value, if converted) at December 31, 2013 and December 31, 2012, respectively	87,740	138,302
Redeemable partnership units - 360,126 and 1,221,527 series four preferred units outstanding at redemption value at December 31, 2013 and December 31, 2012, respectively	18,006	61,076
Redeemable partnership units-15,583,370 and 16,053,497 common units and 1,455,761 and 1,303,296 long term incentive units outstanding at redemption value at December 31, 2013 and December 31, 2012, respectively	1,710,218	1,836,522
Capital:
5.25% Series B cumulative redeemable preferred units, liquidation preference $2,500 per unit, 80,000 and no units issued and outstanding at December 31, 2013 and December 31, 2012, respectively	193,623	0
Boston Properties Limited Partnership partners' capital-1,700,222 and 1,689,580 general partner units and 151,282,879 and 149,911,629 limited partner units outstanding at December 31, 2013 and December 31, 2012, respectively	3,993,548	3,330,605
Noncontrolling interests in property partnerships	726,132	(1,964)
Total capital	4,913,303	3,328,641
Total liabilities and capital	$ 19,796,588	$ 15,081,132